Earnings or Loss per CPO/Share	12 Months Ended
Dec. 31, 2023
Earnings or Loss per CPO/Share
Earnings or Loss per CPO/Share
25.	Earnings or Loss per CPO/Share

Basic (Loss) Earnings per CPO/Share

For the years ended December 31, 2023 and 2022, the weighted average for basic (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series “A,” Series “B,” Series “D,” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2023	2022
Total Shares	327,174,298	331,143,326
CPOs	2,316,161	2,353,417
Shares not in the form of CPO units:
Series “A” Shares	56,182,809	55,792,921
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Basic (loss) earnings per CPO and per each Series “A,” Series “B,” Series “D,” and Series “L” Share (not in the form of a CPO unit) attributable to stockholders of the Company for the years ended December 31, 2023, 2022 and 2021, are presented as follows:

	2023				2022				2021
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Continuing operations	Ps.	(3.01)	Ps.	(0.03)	Ps.	(4.06)	Ps.	(0.03)	Ps.	(0.16)	Ps.	0.00
Discontinued operations		0.00		0.00		19.86		0.17		2.33		0.02
Basic (loss) earnings per CPO/Share attributable to stockholders of the Company	Ps.	(3.01)	Ps.	(0.03)	Ps.	15.80	Ps.	0.14	Ps.	2.17	Ps.	0.02

(*) Series “A,” “B,” “D,” and “L” Shares not in the form of CPO units.

Diluted (Loss) Earnings per CPO/Share

Diluted (loss) earnings per CPO and per Share attributable to stockholders of the Company are calculated in connection with CPOs and shares in the LTRP unless anti-dilutive.

For the years ended December 31, 2023 and 2022, the weighted average for diluted (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series “A,” Series “B,” Series “D,” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2023	2022
Total Shares	343,520,658	351,466,191
CPOs	2,412,277	2,480,187
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Diluted (loss) earnings per CPO and per each Series “A,” Series “B,” Series “D,” and Series “L” Share (not in the form of a CPO unit) attributable to stockholders of the Company for the years ended December 31, 2023, 2022 and 2021, are presented as follows:

	2023				2022				2021
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Continuing operations	Ps.	(3.01)	Ps.	(0.03)	Ps.	(4.06)	Ps.	(0.03)	Ps.	(0.16)	Ps.	0.00
Discontinued operations		0.00		0.00		19.86		0.17		2.33		0.02
Diluted (loss) earnings per CPO/Share attributable to stockholders of the Company	Ps.	(3.01)	Ps.	(0.03)	Ps.	15.80	Ps.	0.14	Ps.	2.17	Ps.	0.02

(*) Series “A,” “B,” “D,” and “L” Shares not in the form of CPO units.